UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Kingsbarn Dividend Opportunity ETF

ITEM 1.(a).    Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2025
Kingsbarn Dividend Opportunity ETF
TICKER: DVDN (Listed on the NYSE Arca, Inc.)

This annual shareholder report contains important information about the Kingsbarn Dividend Opportunity ETF for the period of November 1, 2024 to October 31, 2025. You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/. You can also request this information by contacting us at (866) 788-7878.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Dividend Opportunity ETF	$83	0.90%

How did the Fund Perform?

The Kingsbarn Dividend Opportunity ETF (the “Fund”) returned -14.49% for the twelve-month period of 11/1/2024 to 10/31/2025. The Fund underperformed its broad-based benchmark, the S&P 500® index, which returned 21.45% over the past year. Additionally, the Fund underperformed its secondary indices, the MVIS US Mortgage REITs Index and the MVIS US Business Development Companies Index, which returned 5.89% and -0.97%, respectively, during the same period.

What Factors Influenced Performance?

During March and April 2025, the Fund had significant exposure to select Commercial Mortgage REITs that performed poorly during the heightened market volatility subsequent to the early-April tariff announcements. Additionally, as a more concentrated portfolio than the two secondary indices against which the Fund is benchmarked, the market volatility negatively impacted the performance of the Residential Mortgage REITs and Business Development Companies held by the Fund to a greater extent than realized by the comparable indices.

Market Review

The Fund remained confident that a concentrated portfolio of Agency Residential Mortgage REITs, along with select Commercial Mortgage REITs, would deliver very attractive total returns as market volatility normalized and investment spreads stayed favorable for levered Residential Mortgage-Backed Security investors. The Fund also believed that commercial asset values held by select Commercial Mortgage REITs were greater than the values reflected in their respective stock prices and represented attractive risk-adjusted return opportunities.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Kingsbarn Dividend Opportunity ETF - $10,475
S&P 500® Index - $16,588
MVIS US Mortgage REITs Index - $12,548
MVIS US Business Development Companies Index - $11,728
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
11/2/23*
4/30/24
10/31/24
4/30/25
10/31/25

* Inception

Annual Performance
	1 year	Average Annual Total Return Since Inception
Kingsbarn Dividend Opportunity ETF	-14.49%	2.35%
S&P 500® Index	21.45%	28.78%
MVIS US Mortgage REITs Index	5.89%	12.01%
MVIS US Business Development Companies Index	-0.97%	8.29%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MVIS US Mortgage REITs Index tracks the performance of publicly traded mortgage real estate investment trusts (REITs) in the United States, which focus on investing in mortgage-backed securities and other real estate financing instruments.

The MVIS US Business Development Companies Index measures the performance of publicly traded business development companies (BDCs) in the United States, which provide financing to small and mid-sized businesses through loans and equity investments.

Visit www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Kingsbarn Dividend Opportunity ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)
Fund Net Assets	$3,334,084
Number of Holdings	18
Total Net Advisory Fee	$20,118
Portfolio Turnover Rate	1429.32%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Top 10 Holdings
Acres Commercial Realty Corp	7.31%
Trinity Capital Inc.	7.11%
BrightSpire Capital, Inc.	7.09%
Eagle Point Credit Company Inc.	7.02%
Invesco Mortgage Capital, Inc.	6.99%
Rithm Capital Corp.	6.88%
Claros Mortgage Trust, Inc.	6.75%
Portman Ridge Finance Corporation	4.80%
Chimera Investment Corp.	4.64%
Cherry Hill Mortgage Investment Corp.	4.60%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/.

Kingsbarn Dividend Opportunity ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)      Not applicable.

(f)       The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2025 and $15,950 for 2024.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $3,300 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)      NA

(c)      0%

(d)      NA

(f)       The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)      The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)      Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)      The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)      Not applicable.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Kingsbarn Dividend Opportunity ETF

(DVDN)

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended October 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Schedule of Investments	October 31, 2025
		Shares	Value
92.26%	COMMON STOCKS

16.44%	BUSINESS DEVELOPMENT COMPANIES
	Portman Ridge Finance Corporation	13,603	$160,107
	Prospect Capital Corp.	56,738	150,923
	Trinity Capital Inc.	15,706	237,004
			548,034

30.17%	COMMERCIAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	Acres Commercial Realty Corp(A) REIT	11,599	243,579
	Arbor Realty Trust, Inc. REIT	15,006	151,411
	BrightSpire Capital, Inc. REIT	45,798	236,318
	Claros Mortgage Trust, Inc.(A) REIT	70,332	225,062
	Franklin BSP Realty Trust, Inc. REIT	14,720	149,261
			1,005,631

11.38%	DIVERSIFIED MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	Nexpoint Real Estate Finance, Inc. REIT	11,530	150,351
	Rithm Capital Corp. REIT	20,896	229,229
			379,580

34.27%	RESIDENTIAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	AGNC Investment Corp. REIT	14,890	148,900
	Angel Oak Mortgage, Inc. REIT	16,675	151,242
	Annaly Capital Management, Inc. REIT	7,194	152,297
	Cherry Hill Mortgage Investment Corp. REIT	64,661	153,247
	Chimera Investment Corp. REIT	12,111	154,536
	Invesco Mortgage Capital, Inc. REIT	30,940	232,978
	PennyMac Mortgage Investment Trust REIT	12,417	149,501
			1,142,701

92.26%	TOTAL COMMON STOCKS
	(Cost: $3,198,013)		3,075,946

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Schedule of Investments - continued	October 31, 2025
		Shares	Value
7.02%	CLOSED-END MUTUAL FUNDS

7.02%	FINANCIALS
	Eagle Point Credit Company Inc.	37,696	$234,092

7.02%	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost: $234,428)		234,092

99.28%	TOTAL INVESTMENTS
	(Cost: $3,432,441)		3,310,038
0.72%	Other assets, net of liabilities		24,046
100.00%	NET ASSETS		$3,334,084

(A)    Non-income producing.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Statement of Assets and Liabilities	October 31, 2025
ASSETS
Investments at value (cost of $3,432,441) (Note 1)	$3,310,038
Cash	279,982
Receivable for securities sold	285,913
Dividends recievable	6,715
TOTAL ASSETS	3,882,648
LIABILITIES
Payable for securities purchased	545,883
Accrued advisory fees	2,681
TOTAL LIABILITIES	548,564
NET ASSETS	$3,334,084
Net Assets Consist of:
Paid-in capital	$4,073,938
Distributable earnings (accumulated deficits)	(739,854)
Net Assets	$3,334,084
NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	170,000
Net Asset Value and Offering Price Per Share	$19.61

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Statement of Operations	Year Ended October 31, 2025
INVESTMENT INCOME
Dividend Income	$319,752
Total investment income	319,752
EXPENSES
Investment advisory fees (Note 2)	20,118
Total expenses	20,118
Net investment income (loss)	299,634
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	(592,342)
Net change in unrealized appreciation (depreciation) of investments	(111,513)
Net realized and unrealized gain (loss) on investments	(703,855)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(404,221)

(1)   Includes realized gains and losses from in-kind transactions (Note 3).

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Statements of Changes in Net Assets
	Year Ended October 31, 2025	Period Ended October 31, 2024*
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$299,634	$87,063
Net realized gain (loss) on investments	(592,342)	22,901
Net change in unrealized appreciation (depreciation) of investments	(111,513)	(10,890)
Increase (decrease) in net assets from operations	(404,221)	99,074
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(351,724)	(84,193)
Decrease in net assets from distributions	(351,724)	(84,193)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	3,724,753	1,370,792
Shares redeemed	(458,200)	(562,197)
Increase (decrease) in net assets from capital stock transactions	3,266,553	808,595
NET ASSETS
Increase (decrease) during period	2,510,608	823,476
Beginning of period	823,476	—
End of period	$3,334,084	$823,476

*   The Fund commenced operations on November 2, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Year Ended October 31, 2025	Period Ended October 31, 2024*
Net asset value, beginning of period	$27.45	$25.00
Investment activities
Net investment income (loss)(1)	3.11	3.73
Net realized and unrealized gain (loss) on investments(2)	(6.84)	1.97
Total from investment activities	(3.73)	5.70
Distributions
Net investment income	(3.22)	(3.25)
Net realized gain	(0.89)	—
Total distributions	(4.11)	(3.25)
Net asset value, end of period	$19.61	$27.45
Total Return(3)	(14.49)%	22.49%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.90%	0.90%
Net investment income (loss)	13.40%	12.76%
Portfolio turnover rate(5)	1,429.32%	1,049.98%
Net assets, end of period (000’s)	$3,334	$823

(1)   Per share amounts calculated using the average shares outstanding during each period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing share transactions for the period.

(3)   Total return is for the period indicated and has not been annualized for periods less than one year.

(4)   Ratios to average net assets have been annualized.

(5)   Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*   The Fund commenced operations on November 2, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements	October 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Kingsbarn Dividend Opportunity ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on November 2, 2023.

The Fund’s investment objective is to seek current income while maintaining prospects for capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Kingsbarn Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	October 31, 2025

responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Investments in money market funds are valued at their net asset value (“NAV”) per share, as reported by such investment companies.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	October 31, 2025

The following is a summary of the level of inputs used to value the Fund’s investments as of October 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,075,946	$—	$—	$3,075,946
Closed-End Mutual Funds	234,092	—	—	234,092
	$3,310,038	$—	$—	$3,310,038

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the year ended October 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	October 31, 2025

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the year ended October 31, 2025, such reclassifications were as follows:

Paid-in capital	$(13,058)
Distributable earnings	13,058

The permanent difference reclassifications are attributable primarily to the tax treatment of redemptions in-kind and the utilization of earnings and profits distributed to shareholders on redemption of shares.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	October 31, 2025

transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Kingsbarn Dividend Opportunity ETF	10,000	$250	$196,100

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	October 31, 2025

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for the oversight of the investment sub-advisor. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.90%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management, (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Advisor and the Board. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	October 31, 2025

daily net assets, at an annual rate of 0.065% on assets up to $250,000,000, 0.06% on assets from $250,000,000 to $500,000,000, and 0.055% on assets in excess of $500,000,000, subject to a minimum annual fee of $50,000.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	October 31, 2025

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the year ended October 31, 2025, were as follows:

Purchases	Sales
$30,945,195	$31,126,184

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended October 31, 2025, were as follows:

Purchases	Sales	Realized Gains (Losses)
$3,601,998	$193,023	$(17,933)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the year ended October 31, 2025 and period ended October 31, 2024, were as follows:

	Year Ended October 31, 2025	Period Ended October 31, 2024
Distributions paid from:
Ordinary income	$351,724	$84,193
	$351,724	$84,193

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	October 31, 2025

As of October 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$2,038
Other accumulated losses	(465,154)
Net unrealized appreciation (depreciation) on investments	(276,738)
$(739,854)

As of October 31, 2025, the Fund had a capital loss carry forward of $465,154, all of which is considered short term. This loss may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$3,586,776	$11,053	$(287,791)	$(276,738)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	October 31, 2025

contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year Ended October 31, 2025	Period Ended October 31, 2024
Shares sold	160,000	50,000
Shares redeemed	(20,000)	(20,000)
Net increase (decrease)	140,000	30,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of October 31, 2025, 34.27% and 30.17% of the value of the net assets of the Fund were invested in securities within the Residential Mortgage Real Estate Investment Trusts and Commercial Mortgage Real Estate Investment Trusts sectors, respectively.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Notes to Financial Statements - continued	October 31, 2025

NOTE 8 – PORTFOLIO TURNOVER RATE RISK

A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

NOTE 9 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distribution to the shareholders of record:

Record Date	Ex-Dividend Date	Character	Amount
December 24, 2025	December 24, 2025	Net investment income	$88,135

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Kingsbarn Dividend Opportunity ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Kingsbarn Dividend Opportunity ETF (the “Fund”), a series of ETF Opportunities Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period November 2, 2023 (commencement of operations) through October 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period November 2, 2023 (commencement of operations) through October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

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KINGSBARN DIVIDEND OPPORTUNITY ETF
Report of Independent Registered Public Accounting Firm - continued

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor or one or more investment companies advised by Kingsbarn Capital Management, LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 30, 2025

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Supplemental Information

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Kingsbarn Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement

This annual report pertains only to the to the Kingsbarn Dividend Opportunity ETF; however, the disclosure below also references the Kingsbarn Tactical Bond ETF, which is another exchange-traded fund that is part of the Kingsbarn family of funds.

At a meeting held on September 23-24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Kingsbarn Advisory Agreement”) between the Trust and Kingsbarn Capital Management, Inc. (“Kingsbarn”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Kingsbarn and Vident Asset Management (“Vident”), with respect to the Kingsbarn Tactical Bond ETF (“KDRN”) and the Kingsbarn Dividend Opportunity ETF (“DVDN” and together with KDRN, the “Kingsbarn Funds”). The Board discussed the arrangements between Kingsbarn and the Trust and Kingsbarn and Vident with respect to the Kingsbarn Funds. The Board discussed the arrangements between Kingsbarn and Vident with respect to certain trading activities in the Kingsbarn Funds. The Board reflected on its discussions with the representatives from Kingsbarn earlier in the Meeting regarding the manner in which the Kingsbarn Funds are managed and the roles and responsibilities of Kingsbarn under the Kingsbarn Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Kingsbarn Advisory Agreements”).

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Supplemental Information - continued

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Kingsbarn Advisory Agreements. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Kingsbarn and Vident to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Kingsbarn and Vident, an expense comparison analysis for each of the Kingsbarn Funds and comparable ETFs, and the Kingsbarn Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Kingsbarn Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by Kingsbarn and Vident; (ii) the investment performance of each of the Kingsbarn Funds and Kingsbarn; (iii) the costs of the services provided and current and future profits (or losses) to be realized by Kingsbarn and Vident from the relationship with the Kingsbarn Funds; (iv) the extent to which economies of scale would be realized if the Kingsbarn Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the annual renewal of the Kingsbarn Advisory Agreements, including: (i) information regarding the services and support provided by Kingsbarn and Vident to the Kingsbarn Funds and their shareholders; (ii) presentations by management of Kingsbarn and Vident addressing the investment philosophy, investment strategy, personnel and operations utilized in managing each of the Kingsbarn Funds; (iii) information pertaining to the compliance structure of Kingsbarn and Vident; (iv) disclosure information contained in each Kingsbarn Fund’s registration statement and Kingsbarn’s and Vident’s Forms ADV and/or the policies and procedures of Kingsbarn and Vident; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Kingsbarn Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Kingsbarn and Vident, including financial information, information on personnel and the services provided by Kingsbarn and Vident to the Kingsbarn Funds,

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Supplemental Information - continued

each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of each of the Kingsbarn Funds and comparative expense and performance information for other ETFs with strategies similar to each of the Kingsbarn Funds prepared by an independent third party; (iii) the anticipated effect of size on the Kingsbarn Funds’ performance and expenses; and (iv) benefits anticipated to be realized by Kingsbarn and Vident from its relationship with the Kingsbarn Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Kingsbarn Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Kingsbarn Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by Kingsbarn and Vident.

In this regard, the Board considered the responsibilities of Kingsbarn and Vident under the Kingsbarn Advisory Agreements. The Board reviewed the services provided by Kingsbarn and Vident to the Kingsbarn Funds, including, without limitation, Kingsbarn’s process for formulating investment recommendations and the processes of Kingsbarn and Vident for assuring compliance with the Kingsbarn Funds’ investment objectives and limitations; Vident’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Kingsbarn and Vident for the Kingsbarn Funds among the service providers; and the anticipated efforts of Kingsbarn to promote the Kingsbarn Funds and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Kingsbarn and Vident; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods utilized by Kingsbarn in supervising Vident as a sub-adviser to the Kingsbarn Funds and the relationship between Kingsbarn and Vident. After reviewing the foregoing and further information from Kingsbarn, the Board concluded that the quality, extent, and nature of the services provided by Kingsbarn and Vident were satisfactory and adequate for the Kingsbarn Funds.

The investment performance of the Kingsbarn Funds and Kingsbarn.

The Board reviewed KDRN’s performance. In considering KDRN’s investment performance, the Board reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), and compared the performance of KDRN with the performance of its benchmark index, the Bloomberg US Aggregate Bond Index

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Supplemental Information - continued

(“Bloomberg Agg Index”), the funds in its Morningstar category, the Intermediate Core-Plus Bond category, (“KDRN Category”), and a peer group selected from the KDRN Category by Broadridge (“Peer Group”). The Board noted that KDRN had outperformed the Bloomberg Agg Index, and the median of the KDRN Category and Peer Group for the 3-year period ended July 31, 2025, but that it had underperformed the Bloomberg Agg Index, and the median of the KDRN Category and Peer Group during the same period.

The Board next reviewed DVDN’s performance. In considering DVDN’s investment performance, the Board reviewed reports prepared by Broadridge, and compared the performance of DVDN with the performance of its benchmark index, the Dow Jones US Dividend 100 Total Return Index (“DJ Index”), the funds in its Morningstar category, the Real Estate category, (“DVDN Category”), and a peer group selected by Broadridge. The Board noted that DVDN had underperformed the DJ Index, and the median of the DVDN Category and Peer Group for the 1-year period ended July 31, 2025. The Board considered Kingsbarn’s explanation that the underperformance was primarily attributable to DVDN’s holdings of commercial REITs, which were particularly negatively impacted by the April 2025 tariff announcements.

After a detailed discussion of each Kingsbarn Fund’s performance, the Board concluded that, in light of all the facts and circumstances, the performance of each of the Kingsbarn Funds was satisfactory.

The costs of services to be provided and profits to be realized by Kingsbarn and Vident from the relationship with the Kingsbarn Funds.

In this regard, the Board considered the financial condition of Kingsbarn and the level of commitment to the Kingsbarn Funds by Kingsbarn. The Board also considered the fees and expenses of the Kingsbarn Funds, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted the information on profitability provided by Kingsbarn and Vident. The Trustees considered the unitary fee structure charged by Kingsbarn to each Kingsbarn Fund and Kingsbarn’s proposal to permanently reduce the advisory fee for KDRN to 0.50% of KDRN’s average daily net assets. The Trustees noted that KDRN’s gross and net expense ratios and gross and net advisory fees, after the proposed reduction, were each higher than the median, but within the range, of the KDRN Category and Peer Group. The Trustees further noted that DVDN’s gross and net expense ratios and gross and net advisory fees were each higher than the median of the DVDN Category and Peer Group, but within the range of funds in the DVDN Category. After further consideration, the Board concluded

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

KINGSBARN DIVIDEND OPPORTUNITY ETF
Supplemental Information - continued

that the profitability and fees to be paid to Kingsbarn (who in turn will pay Vident) were within an acceptable range in light of the services to be rendered by Kingsbarn and Vident.

The extent to which economies of scale would be realized as the Kingsbarn Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Kingsbarn Funds’ investors.

The Trustees considered the advisory fee schedules of the Kingsbarn Funds and noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the Kingsbarn and Vident personnel assigned to the Kingsbarn Funds; the basis of decisions to buy or sell securities for the Kingsbarn Funds; the substance and administration of the Code of Ethics and other relevant policies of Kingsbarn and Vident. The Board noted that Vident utilizes soft dollars with regard to the Kingsbarn Funds and considered that Vident provides the Board with quarterly reporting in connection with its use of soft dollars. The Trustees considered that Kingsbarn recently began managing a separate account utilizing an investment strategy that is similar to the investment strategy that is currently utilized by KDRN and noted that Kingsbarn had adopted compliance policies and procedures to address the conflict created from managing such an account. The Board also considered potential benefits for Kingsbarn and Vident in managing the Kingsbarn Funds. Following further consideration and discussion, the Board concluded that the standards and practices of Kingsbarn and Vident relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by Kingsbarn and Vident from managing the Kingsbarn Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Kingsbarn Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Kingsbarn Advisory Agreements.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 8, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 8, 2026

*   Print the name and title of each signing officer under his or her signature.